Business Combinations	12 Months Ended
Dec. 28, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
BUSINESS COMBINATIONS
Endosense S.A.: On August 19, 2013, the Company acquired all the outstanding shares of Endosense S.A. (Endosense) for the equivalent of $171 million (160 million Swiss Francs) in net cash consideration using available cash from outside the United States (U.S.). Endosense is based in Geneva, Switzerland and develops, manufactures and markets the TactiCath® irrigated ablation catheter to provide physicians a real-time, objective measure of the force to apply to the heart wall during a catheter ablation procedure. The Endosense force-sensing technology is CE Mark-approved for atrial fibrillation and supra ventricular tachycarida ablation. Under the terms of the acquisition agreement, the Company is obligated to make an additional cash payment of up to 150 million Swiss Francs (approximately $167 million at December 28, 2013), contingent upon both the achievement and timing of U.S. Food and Drug Administration (FDA) approval.

Consistent with the provisions of ASC Topic 805, the Company accrued the contingent payment on the date of acquisition after determining its fair value of $132 million in arriving at $303 million of total consideration, net of cash acquired. The contingent consideration liability is reflected in other current liabilities as of December 28, 2013 and continues to be remeasured to fair value at each reporting period with changes in fair value reflected in the Consolidated Statements of Earnings.

The goodwill recorded as a result of the Endosense acquisition is not deductible for income tax purposes and was entirely allocated to the CATD reportable segment. The goodwill represents the strategic opportunities for growing the Company's atrial fibrillation product portfolio and the expected revenue growth from increased market penetration from future products and customers. The Company now has the potential to integrate the force-sensing technology to offer a MediGuide™-enabled force-sensing ablation catheter and incorporate force-sensing data into its EnSite Velocity™ Mapping System. In connection with the acquisition of Endosense, the Company recognized $20 million of developed technology intangible assets that have an estimated useful life of 7 years and $33 million of IPR&D that was capitalized as an indefinite-lived intangible asset. Upon completion of the related development projects (when U.S. regulatory approval to market the product is obtained), the IPR&D will be amortized over its estimated useful life.

The results of Endosense since the date of acquisition and pro forma disclosures of the consolidated results of the Company with the full year effects of Endosense have not been separately presented since the impact to the Company's results of operations was not material.

Nanostim, Inc.: On October 11, 2013, the Company exercised its exclusive purchase option and acquired all the outstanding shares of Nanostim, Inc. (Nanostim) for $121 million in net cash consideration. The Company previously held an investment in Nanostim, which provided the Company with an 18% voting equity interest. Nanostim is based in Sunnyvale, California and has developed the first leadless, miniaturized cardiac pacemaker system, which received CE Mark approval in August 2013. The Nanostim™ leadless pacemaker also received FDA conditional approval in September 2013 for its Investigational Device Exemption application and pivotal clinical trial protocol to begin evaluating the technology in the U.S. The terms of the Company’s original investment agreement with Nanostim included an exclusive fixed price purchase option to acquire the remaining 82% equity interest in Nanostim. In accordance with ASC Topic 810, Consolidations (ASC Topic 810), the Company previously concluded that Nanostim was a VIE, but that St. Jude Medical was not the primary beneficiary as it did not retain power to direct the activities of Nanostim that most significantly impacted its economic performance. The Company previously reflected its investment in Nanostim as a cost method investment in other assets.

At the time of acquisition, the Company's 18% voting equity interest in Nanostim was remeasured to fair value of $33 million, which approximated its carrying value, and the related remeasurement gain was not material. Under the terms of the acquisition agreement, the Company is obligated to make additional cash payments of up to $65 million, contingent upon the achievement and timing of certain revenue-based milestones. Consistent with the provisions of ASC Topic 805, the Company accrued the contingent payment after determining its fair value of $56 million in arriving at $210 million of total consideration, net of cash acquired. The contingent consideration accrual is reflected in other liabilities as of December 28, 2013 and will be remeasured to fair value at each reporting period with changes in fair value reflected in the Consolidated Statements of Earnings. The purchase price allocation is preliminary subject to finalization of the fair value valuation.

The goodwill recorded as a result of the Nanostim acquisition is not deductible for income tax purposes and was entirely allocated to the IESD reportable segment. The goodwill represents the strategic opportunities for growing the Company's cardiac rhythm management business through expected revenue growth from increased market penetration and consumer preference for a miniaturized, leadless pacemaker as well as the potential for future product indications. In connection with the acquisition of Nanostim, the Company recognized $34 million of developed technology intangible assets that have an estimated useful life of 10 years and $27 million of IPR&D that was capitalized as an indefinite-lived intangible asset. Upon completion of the related development projects, the IPR&D will be amortized over its estimated useful life.

The results of Nanostim since the date of acquisition and pro forma disclosures of the consolidated results of the Company with the full year effects of Nanostim have not been separately presented since the impact to the Company's results of operations was not material.

The following table summarizes the purchase price allocation of the estimated fair values of net assets acquired and liabilities assumed as a result of the Company's acquisitions of Endosense and Nanostim during fiscal year 2013 as follows (in millions):

	Endosense	Nanostim	Total
Assets acquired:
Current assets	$2	$1	$3
Goodwill	258	149	407
IPR&D	33	27	60
Other intangible assets	20	34	54
Other long-term assets	1	1	2
Total assets acquired	314	212	526

Liabilities assumed:
Current liabilities	11	2	13
Net assets acquired	303	210	513

Cash paid	180	124	304
Cash acquired	(9)	(3)	(12)
Net cash consideration	171	121	292
Contingent consideration	132	56	188
Fair value of St. Jude Medical, Inc.'s previously held interest	—	33	33
Total purchase consideration	$303	$210	$513

Spinal Modulation, Inc.: On June 7, 2013, the Company made an equity investment of $40 million in Spinal Modulation, a privately-held company that is focused on the development of an intraspinal neuromodulation therapy that delivers spinal cord stimulation targeting the dorsal root ganglion to manage chronic pain. The investment agreement resulted in a 19% voting equity interest and provided the Company with the exclusive right, but not the obligation, to acquire Spinal Modulation for payments of up to $300 million during the period that extends through the completion of certain regulatory milestones. Additionally, in connection with the investment and contingent acquisition agreement, the Company also entered into an exclusive international distribution agreement, and obtained significant decision-making rights over Spinal Modulation's operations and economic performance. The Company also committed to providing additional debt financing to Spinal Modulation of up to $15 million. Accordingly, effective June 7, 2013, the Company determined that Spinal Modulation was a VIE for which St. Jude Medical is the primary beneficiary. Therefore, as of June 7, 2013, the financial condition and results of operations of Spinal Modulation were included in St. Jude Medical's consolidated financial statements. The Company has a 19% voting equity interest in Spinal Modulation and allocates the losses attributable to Spinal Modulation's noncontrolling shareholders to noncontrolling interest in St. Jude Medical's Consolidated Statements of Earnings and Consolidated Balance sheets.

The initial consolidation of a VIE that is determined to be a business is accounted for as a business combination. The following table summarizes the estimated fair values of Spinal Modulation’s assets and liabilities included in St. Jude Medical's consolidated balance sheets as of the June 7, 2013 consolidation date, and as of December 28, 2013 after elimination of all intercompany balances and transactions (in millions):

	June 7, 2013	December 28, 2013
Cash and cash equivalents	$41	$25
Other current assets	9	5
Goodwill	82	82
IPR&D	45	45
Other intangible assets	7	7
Other long-term assets	1	1
Total assets	185	165

Current liabilities	6	5
Deferred income taxes, net	19	19
Total liabilities	25	24

Non-controlling interest	$120	$104

The initial allocation of Spinal Modulation’s assets and liabilities included in the Company’s consolidated balance sheet is based upon preliminary valuations, and the estimated fair values of assets and liabilities are subject to change as the valuations are finalized within the initial measurement period. During the third quarter of 2013, the Company reflected a preliminary fair value adjustment and recorded a $35 million decrease to goodwill, a $5 million decrease to acquired IPR&D, a $3 million decrease to purchased technology intangible assets, a $3 million decrease to liabilities and a $40 million reduction to noncontrolling interest. These changes have been reflected retrospectively in the June 7, 2013 balances presented in the previous table.

The cash and cash equivalents balance of Spinal Modulation at June 7, 2013 includes $40 million of the Company’s equity investment proceeds. Assets recorded as a result of consolidating Spinal Modulation into the Company's consolidated balance sheet do not represent additional assets that could be used to satisfy claims against the Company's general assets. The creditors of Spinal Modulation do not have any recourse to the general credit of St. Jude Medical.

The goodwill recognized in connection with the Spinal Modulation transaction was not deductible for income tax purposes and was allocated entirely to the Company's IESD segment. The goodwill represents the strategic opportunities for growing the Company's neuromodulation chronic pain portfolio as well as the expected revenue growth from increased market penetration. The Company recognized $45 million of indefinite-lived IPR&D intangible assets. Upon completion of the related development project (generally when regulatory approval to market the product is obtained), the IPR&D will be amortized over its estimated useful life. The Company also recognized $7 million of purchased technology intangible assets with an estimated useful life of 12 years.

If the Company acquires Spinal Modulation, the contingent acquisition agreement also provides for additional consideration payments contingent upon the achievement of certain revenue-based milestones. In the event the Company acquires the noncontrolling interest of Spinal Modulation, the contingent payments would be recognized at the then-current fair value as an equity transaction.

CardioMEMS, Inc.: During 2010, the Company made an equity investment of $60 million in CardioMEMS, a privately-held company that is focused on the development of a wireless monitoring technology that can be placed directly into the pulmonary artery to assess cardiac performance via measurement of pulmonary artery pressure. The investment agreement resulted in a 19% voting equity interest and provided the Company with the exclusive right, but not the obligation, to acquire CardioMEMS for an additional payment of $375 million less any net debt payable to St. Jude Medical under a separate loan agreement entered into between CardioMEMS and the Company.

In the first quarter of 2013, the Company obtained significant decision-making rights over CardioMEMS' operations and provided debt financing of $28 million to CardioMEMS which was collateralized by substantially all the assets of CardioMEMS including its intellectual property. In July 2013, the Company provided $9 million of additional debt financing to CardioMEMS. In accordance with ASC Topic 810, the Company reconsidered its arrangements with CardioMEMS and determined that effective February 27, 2013 CardioMEMS was a VIE for which St. Jude Medical is the primary beneficiary. As a result, as of February 27, 2013, the financial condition and results of operations of CardioMEMS were included in St. Jude Medical's consolidated financial statements. The Company recognized a $29 million loss associated with a fair value remeasurement adjustment to other expense (see Note 10) to adjust the carrying value of its equity investment and fixed price purchase option. The Company continues to hold a 19% voting equity interest in CardioMEMS and allocates the losses attributable to CardioMEMS' noncontrolling shareholders to noncontrolling interest in St. Jude Medical's Consolidated Statements of Earnings and Consolidated Balance Sheets.

The initial consolidation of a VIE that is determined to be a business is accounted for as a business combination. The following table summarizes the estimated fair values of CardioMEMS’ assets and liabilities included in St. Jude Medical's consolidated balance sheets as of the February 27, 2013 consolidation date, and as of December 28, 2013 after elimination of all intercompany balances and transactions (in millions):

	February 27, 2013	December 28, 2013
Cash and cash equivalents	$33	$14
Other current assets	2	6
Goodwill	83	83
IPR&D	63	63
Other long-term assets	2	2
Total assets	183	168

Current liabilities	13	7
Deferred income taxes, net	23	23
Other liabilities	5	4
Total liabilities	41	34

Noncontrolling interest	$84	$68

The initial allocation of CardioMEMS’ assets and liabilities included in the Company’s consolidated balance sheet was based upon preliminary valuations, and the estimated fair values of assets and liabilities were subject to change as the valuations were finalized within the initial measurement period. During the third quarter of 2013, the Company finalized the valuations and allocation of the estimated fair values of CardioMEMS’ assets and liabilities and recorded a $1 million decrease to goodwill, a $6 million decrease to IPR&D, a $2 million decrease to liabilities and a $5 million reduction to noncontrolling interest. These changes have been reflected retrospectively in the February 27, 2013 balances presented in the previous table.

The cash and cash equivalents balance of CardioMEMS at February 27, 2013 includes $28 million of the Company’s debt financing proceeds. Assets recorded as a result of consolidating CardioMEMS into the Company's consolidated balance sheet do not represent additional assets that could be used to satisfy claims against the Company's general assets. The other creditors of CardioMEMS do not have any recourse to the general credit of St. Jude Medical.

The goodwill recognized in connection with the CardioMEMS transaction was not deductible for income tax purposes and was allocated entirely to the Company's IESD segment. The goodwill represents the strategic opportunities for growing the Company's cardiac rhythm management and heart failure therapy product portfolio as well as the expected revenue growth from increased market penetration. The Company recognized $63 million of indefinite-lived IPR&D intangible assets. Upon completion of the related development projects (generally when regulatory approval to market the product is obtained), the IPR&D will be amortized over its estimated useful life.